Consolidated Statements of Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Income Statement [Abstract]
Net sales	$ 218,869	1,414,289	967,074	1,084,303
Costs and expenses:
Cost of products sold	(138,579)	(895,473)	(591,591)	(625,817)
Selling and administrative	(54,292)	(350,822)	(273,518)	(245,956)
Total Costs and expenses	(192,871)	(1,246,295)	(865,109)	(871,773)
Non operating income
Other income, net	2,211	14,285	15,244	5,286
Interest income	198	1,282	1,187	1,783
Total Investment Income, Nonoperating	2,409	15,567	16,431	7,069
Non operating expenses:
Interest expenses	(1,252)	(8,088)	(2,078)	(1,446)
Income before income taxes	27,155	175,473	116,318	218,153
Income taxes	(3,301)	(21,334)	(26,314)	(20,428)
Net income	$ 23,854	154,139	90,004	197,725
Earnings per share
-Basic (in dollars per share)	$ 1.48	9.54	5.57	12.33
-Diluted (in dollars per share)	$ 1.45	9.37	5.46	12.15
Weighted average number of shares
-Basic (in shares)	16,163,696	16,163,696	16,159,893	16,028,152
-Diluted (in shares)	16,456,611	16,456,611	16,457,462	16,269,440